MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
                      TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048


                                              December 4, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Dean Witter Income Builder Fund
        File #333-01995
        Rule 497(j) Filing


Dear Sir/Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 29, 2000.


                                             Very truly yours,
                                        /s/  Natasha Kassian
                                             Natasha Kassian
                                             Assistant Secretary

cc:   Larry Greene, Esq.
      Barry Fink, Esq.